Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Stone Ridge International Developed Markets Variance Risk Premium Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Stone Ridge International Developed Markets Variance Risk Premium Fund’s (the “Fund”) investment objective is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-03-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  Portfolio turnover information for the Fund is not presented because the Fund had not commenced investment operations as of the date of this prospectus. The Fund’s portfolio turnover rate may be over 100% of the Fund’s total assets in the first year of operations.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the Fund's initial fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) during the first year, as discussed in Footnote No. 3 to the Fee Table.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Stone Ridge Asset Management LLC (“Stone Ridge” or the “Adviser”) believes that investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing.  In managing the Fund, the Adviser focuses on one source of expected returns – the “variance risk premium” in equity options.  “Variance risk premium” is defined as the tendency for “implied volatility” – the expected level of volatility priced into an option -- to be higher, on average, than the volatility actually experienced on the security underlying the option.  As an option seller, the Fund should benefit over the long-term from the difference between the level of volatility priced into the options it sells and the level of volatility realized on the securities underlying those options.

The Adviser does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets, or the individual issuers themselves.  Instead, the Fund seeks to identify variance risk premiums wherever they may arise, regardless of the specific underlying securities, and to provide an investment return from the premiums it receives from writing options offering those premiums.  In constructing an investment portfolio, the Adviser seeks to identify a universe of eligible securities offering the Fund the potential to capture the benefit of variance risk premiums.  The Adviser then sells options on what it considers to be a meaningful subset of that universe while seeking to keep trading costs as low as practicable, given the appropriate execution requirements of the strategy.

The Fund typically pursues its investment objective by writing (selling) call and put options related to Developed Markets securities (as defined below).  The Adviser considers Developed Markets securities to include the securities of Developed Markets issuers as well as American Depositary Receipts (“ADRs”), exchange traded funds (“ETFs”) and indices providing exposure to the securities of Developed Markets issuers.  For purposes of the Fund’s investment strategy, the Adviser currently considers developed markets to include any country represented in the MSCI World Index, except the U.S. (“Developed Markets”).  Under normal market conditions, at least 80% of the value of the Fund’s net assets (plus the amount of any borrowings for investment purposes) will be subject to written put and call options on Developed Markets securities.

A call option typically gives the option buyer the right to buy, and obligates the option seller to sell, a security at an agreed-upon price; a put option gives the option buyer the right to sell, and obligates the option seller to purchase, a security at an agreed-upon price.  Generally, the Fund intends to sell call and put options that are at-the-money or out-of-the-money (meaning that the exercise price generally will be at or above (in the case of a call option) or at or below (in the case of a put option) the current price of the underlying equity security, ADR, ETF, or index when the option is sold).  Options that are more substantially out-of-the-money generally would pay lower premiums than options that are at or slightly out-of-the-money.  By selling call options, the Fund will sell the opportunity for appreciation above the option exercise price to the option purchaser in exchange for the option premium.  By selling put options, the Fund will sell protection to the option purchaser in exchange for an option premium.  If an option is exercised, the Fund will either purchase or sell the security at the strike price or pay to the option holder the difference between the strike price and the current price level of the underlying equity security, ADR, ETF, or index, depending on the terms of the option.

When the Fund writes an option, it is typically required to post collateral, or “initial margin,” to secure its payment of delivery obligations. The Fund then pays or receives margin periodically during the term of the option depending on changes in value of the option.  In the U.S., the Fund typically will maintain the initial margin with its custodian in an escrow arrangement; outside the U.S., the Fund may maintain the margin directly with its broker or the option clearinghouse (and subject to the fraud and credit risk of the broker or clearinghouse).  In some markets, the amount of margin posted on behalf of the Fund can be as much as 30% of the notional amount of the option.

The Fund will invest in government obligations (including U.S. and non-U.S. government securities with remaining maturities of one year or less), as well as equities, ADRs, and ETFs, typically to meet asset coverage or margin requirements on the Fund’s option writing strategy. The Fund’s securities may be denominated in foreign currencies.  The Fund may, but is not obligated to, hedge the Fund’s foreign currency exposure relative to the dollar.  Typically, the Fund will cover call options with equity securities and will cover put options with U.S. or foreign government obligations; however, the Fund may use any liquid assets as cover or margin.  The Fund may write call options on an underlying security it does not own and put options in respect of an underlying security in which the Fund does not have a short position (so-called “naked” call or put options).  At times the Fund may hold significant positions in equities, ADRs, ETFs, U.S. or foreign government obligations or cash and cash equivalents.  The Fund may at times write options on equities, ADRs, ETFs, and indices with a notional value greater than the value of the Fund’s assets.  In those cases, the Fund may be considered to have created investment leverage; leverage increases the volatility of the Fund and may result in losses greater than if the Fund had not been leveraged.  It is also possible that the Fund will create investment leverage by borrowing money.

The Fund’s assets may be invested in a wholly-owned and controlled subsidiary (the “Subsidiary”) formed under the laws of the Cayman Islands and advised by the Adviser.  The Subsidiary, like the Fund, is expected to write call and put options related to Developed Markets securities.

The Fund also may enter into futures contracts for hedging purposes.  The use of derivatives gives rise to a form of leverage and the related risks.  The Adviser has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) pursuant to Rule 4.5 under the CEA (the “exclusion”) promulgated by the U.S. Commodity Futures Trading Commission (the “CFTC”).  Accordingly, neither the Fund nor the Adviser (with respect to the Fund) is subject to registration or regulation as a “commodity pool operator” under the CEA. To remain eligible for the exclusion, the Fund will be limited in its ability to use certain financial instruments regulated under the CEA (“commodity interests”), including futures and options on futures and certain swaps transactions.

The Fund may lend its portfolio securities to broker-dealers and other institutional borrowers.

The Adviser may consider the tax consequences of the Fund’s investment strategy, but there is no assurance that the Fund will be managed in a tax-advantaged manner.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund isgenerally sold to (i) institutional investors (including registered investment advisers) that meet certain qualifications and have completed a training program provided by the Adviser; (ii) clients of such institutional investors; and (iii) certain other eligible investors. Investors should carefully consider the Fund’s risks and investment objectives, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program.

There can be no assurance that the Fund will achieve its investment objective. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested.  Before making an investment/allocation decision, investors should (i) consider the suitability of this investment with respect to an investor’s or client’s investment objectives and individual situation and (ii) consider factors such as an investor’s or client’s net worth, income, age, and risk tolerance.  Investment should be avoided where an investor/client has a short-term investing horizon and/or cannot bear the loss of some or all of their investment.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s shares will fluctuate in price, which may result in a loss of a portion or all of the money invested in the Fund. Many factors influence a mutual fund’s performance.

The Fund’s principal risk factors are listed below. Before investing, be sure to read the additional descriptions of these risks under “Risks of Investing,” beginning on page 25 of the prospectus.

Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment and magnifies potential losses. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. The use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty and an investor may lose money. The loss on derivative transactions may substantially exceed the initial investment.

The Fund may engage in transactions in exchange-traded and over-the-counter (“OTC”) options. OTC options involve risk that the issuer or counterparty will fail to perform its contractual obligations. Participants in these markets are typically not subject to the same credit evaluation and regulatory oversight as are members of “exchange-based” markets. By engaging in option transactions in these markets, the Fund may take a credit risk with regard to parties with which it trades and also may bear the risk of settlement default. The counterparty to an OTC derivatives contract or a borrower of the Fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

The trading price of options, particularly OTC options, may be adversely affected if the market for the options becomes less liquid or smaller. The Fund may close out a written option position by buying the option instead of letting it expire or be exercised. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position by buying or selling the option.  Options writing can cause the Fund’s share price to be highly volatile, and it may be subject to sudden and substantial losses.

The Fund’s use of derivatives may be extensive.

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the equities in which the Fund invests or to which the Fund has exposure may be more volatile than the stock market as a whole. The prices of equities may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Market conditions may affect certain types of equities to a greater extent than other types of equities. If the stock market declines the value of Fund shares will also likely decline and, although the value of equities can rebound, there is no assurance that values will return to previous levels.

Foreign Securities Risk.  Investments in foreign (non-U.S.) issuers involve risks not generally associated with investment in the securities of U.S. companies, including risks relating to political, social and economic developments affecting issuers located in foreign countries and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currency exchange rates and regulations, or foreign withholding taxes.  Investing in foreign securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. issuers.

If the Fund invests in foreign issuers by purchasing ADRs or American Depositary Receipts (dollar-denominated depositary receipts issued generally by banks and representing the deposit with the bank of a security of a non-U.S. issuer; ADRs are publicly traded on exchanges or over-the counter in the United States), the Fund is exposed to credit risk with respect to the issuer of the ADR, in addition to the risks of the underlying foreign securities.

Foreign Margin Risk.  For certain non-U.S. options, the Fund (directly or through its Subsidiary) may post margin (i) with its U.S. broker, who is expected typically to re-hypothecate the margin to a non-U.S. broker or clearinghouse, or (ii) with its non-U.S. broker, who will maintain the margin or re-hypothecate it to a clearinghouse.  The margin maintained by these brokers or clearinghouses is not subject to the regulatory protections provided by bank custody arrangements.  If initial margin is not maintained with the Fund’s custodian, the Fund is exposed to the fraud and credit risk of these brokers and clearinghouses over time.

ETF Risk. Investing in an ETF exposes the Fund to all of the risks of that ETF’s investments and subjects it to a pro rata portion of the ETF’s fees and expenses. As a result, the cost of investing in ETF shares may exceed the costs of investing directly in its underlying investments. ETF shares trade on an exchange at a market price which may vary from the ETF’s net asset value. The Fund may purchase ETFs at prices that exceed the net asset value of their underlying investments and may sell ETF investments at prices below such net asset value. Because the market price of ETF shares depends on the demand in the market for them, the market price of an ETF may be more volatile than the underlying portfolio of securities the ETF is designed to track, and the Fund may not be able to liquidate ETF holdings at the time and price desired, which may impact Fund performance.  As a result of mathematical compounding and because most ETFs have a single day investment objective to track the performance of an index or a multiple thereof, the performance of an ETF for periods greater than a single day is likely to be either greater than or less than the index performance, before accounting for the ETF’s fees and expenses. Compounding will cause longer term results to vary from the return of the index, particularly during periods of higher index volatility.

Currency Risk.  Foreign (non-U.S.) currencies may fluctuate in value relative to the U.S. dollar and adversely affect the value of the Fund’s investments in foreign currencies, securities denominated in foreign currencies or derivatives that provide exposure to foreign currencies.  The Fund may (but is not required to) engage in hedging transactions in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities and may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. Suitable currency hedging transactions may not be available in all circumstances and the Adviser may decide not to use hedging transactions that are available.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government (including U.S. Treasury obligations which differ in their interest rates, maturities and times of issuance) or its agencies and instrumentalities (such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.  As a result of their high credit quality and market liquidity, U.S. Government securities generally provide a lower current return than obligations of other issuers.

Foreign Government Obligations and Securities of Supranational Entities Risk. Investing in foreign government obligations creates exposure to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located. Certain countries in which the fund may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates and extreme poverty and unemployment. Some of these countries are also characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness of a foreign government or country to service debt include a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole and its government's policy towards the International Monetary Fund, the International Bank for Reconstruction and Development and other international agencies. The ability of a foreign sovereign obligor to make timely payments on its external debt obligations also will be strongly influenced by the obligor's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A governmental obligor may default on its obligations.

Borrowing Risk.  The Fund may borrow to meet redemption requests or for investment purposes (i.e., to purchase additional portfolio securities).  The Fund’s borrowings, which would be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest. The Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit.  The use of leverage, including through borrowings, will increase volatility of the Fund’s investment portfolio and magnify the Fund’s investment losses or gains.  Borrowing also will cost the Fund interest expense and other fees.  The cost of borrowing may reduce the Fund's return.  In addition to any more stringent terms imposed by a lender, the 1940 Act requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This would allow the Fund to borrow for such purposes an amount equal to as much as 33 1/3% of the value of its total assets. The Fund will borrow only if the value of the Fund’s assets, including borrowings, is equal to at least 300% of all borrowings, including the proposed borrowing. If at any time the Fund should fail to meet this 300% coverage requirement, within three days thereafter (not including Sundays and holidays) or such longer period as the Commission may prescribe by rules and regulations, the Fund will reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations reduce its asset coverage to less than 300%.

Leveraging Risk. The Fund may borrow or enter into derivative transactions for investment purposes, which will cause the Fund to incur investment leverage.  Therefore the Fund is subject to leveraging risk.  Leverage magnifies the Fund’s exposure to declines in the value of one or more underlying investments or creates investment risk with respect to a larger pool of assets than the Fund would otherwise have.  The value of an investment in the Fund will be more volatile and other risks tend to be compounded if and to the extent the Fund borrows or uses derivatives or other investments that have embedded leverage. Engaging in such transactions may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

Securities Lending Risk. Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the Adviser is unable to reinvest cash collateral at rates that exceed the costs involved.

Subsidiary Risk.  By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as expected and could adversely affect the Fund.

Non-Diversification Risk.  The Fund is classified as a "non-diversified" fund under the 1940 Act. Accordingly, the Fund may invest a greater portion of its assets in the securities of a single issuer than if it were a "diversified" fund. To the extent that the Fund invests a higher percentage of its assets in the securities of a single issuer, the Fund is more subject to the risks associated with and developments affecting that issuer than a fund that invests more widely.

Tax Risk. In order for the Fund to qualify for treatment as a regulated investment company for U.S. federal income tax purposes, the Fund must derive at least 90% of its gross income each taxable year from qualifying income (as described in more detail in the SAI), meet certain asset diversification tests at the end of each fiscal quarter, and distribute at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for each taxable year. The Fund generally intends to meet these requirements.  If, in any year, the Fund were to fail to qualify as a regulated investment company, the Fund would be taxed as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution.  Such a failure would have a material adverse effect on the Fund and its shareholders.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible that investing in the Fund may result in a loss of some or all of the amount invested.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
This section normally shows how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference.  Because the Fund has not commenced operations as of the date of this prospectus, there is no past performance to report.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has not commenced operations as of the date of this prospectus, there is no past performance to report.
Class I
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	474
Class M
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	168
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 520

[1]	"Managment Fees" include the management fees, if any, paid by the Fund's Subsidiary.
[2]	"Other Expenses" are based on estimated amounts for the Fund's initial fiscal year.
[3]	Through March 1, 2015, the Adviser has agreed to reduce its management fee and/or pay or otherwise bear operating and other expenses of the Fund or a Class thereof (excluding direct or indirect (through the Fund's Subsidiary): brokerage and transactional expenses; borrowing and other investment-related costs and fees including interest and commitment fees, short dividend expense, acquired fund fees (but not excluding Subsidiary fees), taxes, litigation and indemnification expenses; judgments; and extraordinary expenses not incurred in the ordinary course of the Fund's business) solely to the extent necessary to limit the Total Annual Fund Operating Expenses to 1.75% for Class I shares and 1.90% for Class M shares. The Adviser shall be permitted to recover expenses attributable to the Fund or a Class thereof that the Adviser has borne in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual reduction/reimbursement. Under the expense limitation agreement, the Fund is not obligated to reimburse such expenses beyond three years from the end of the fiscal year in which the Adviser reduced a fee or reimbursed an expense. Any such recovery by the Adviser will not cause a Class to exceed the annual limitation rate in effect at the time of the recovery.